FINANCIAL INSTRUMENTS	6 Months Ended
Jun. 30, 2024
Disclosure of detailed information about financial instruments [abstract]
FINANCIAL INSTRUMENTS
NOTE 16 - FINANCIAL INSTRUMENTS
16.1 Financial assets and liabilities by categories

		At June 30, 2024				At December 31, 2023
(in millions of Euros)	Notes	At amortized cost	At fair value through profit and loss	At fair value through OCI	Total	At amortized cost	At fair value through profit and loss	At fair value through OCI	Total
Cash and cash equivalents	9	213	—	—	213	202	—	—	202
Trade receivables	10	—	—	578	578	—	—	386	386
Other financial assets		—	24	—	24	—	31	1	32
Total		213	24	578	815	202	31	387	620

		At June 30, 2024				At December 31, 2023
(in millions of Euros)	Notes	At amortized cost	At fair value through profit and loss	At fair value through OCI	Total	At amortized cost	At fair value through profit and loss	At fair value through OCI	Total
Trade payables and fixed asset payables	14	1,140	—	—	1,140	966	—	—	966
Borrowings	15	1,895	—	—	1,895	1,868	—	—	1,868
Other financial liabilities		—	31	10	41	—	35	7	42
Total		3,035	31	10	3,076	2,834	35	7	2,876
16.2 Fair values
The carrying value of the Group’s borrowings at maturity is the redemption value.
The fair values of Constellium SE Senior Notes issued in November 2017, June 2020, February 2021 and June 2021 are 99.5%, 97.8%, 90.4% and 93.4%, respectively, of the nominal values and amount to €631 million, €297 million, €422 million and €280 million, respectively, at June 30, 2024.
All derivatives are presented at fair value in the Interim Statement of Financial Position. The fair values of trade receivables, other financial assets and liabilities approximate their carrying values, as a result of their liquidity or short maturity.

	At June 30, 2024			At December 31, 2023
(in millions of Euros)	Non-current	Current	Total	Non-current	Current	Total
Aluminium and premium derivatives	2	15	17	1	17	18
Other commodity derivatives	—	4	4	—	1	1
Currency commercial derivatives	—	3	3	1	10	11
Currency net debt derivatives	—	—	—	—	2	2
Other financial assets - derivatives	2	22	24	2	30	32

Aluminium and premium derivatives	1	6	7	1	9	10
Energy derivatives	1	6	7	3	9	12
Other commodity derivatives	—	1	1	—	2	2
Currency commercial derivatives	9	17	26	4	14	18
Other financial liabilities - derivatives	11	30	41	8	34	42

16.3 Valuation hierarchy
The following table provides an analysis of financial instruments measured at fair value, grouped into levels based on the degree to which the fair value is observable:
•Level 1 is based on a quoted price (unadjusted) in active markets for identical financial instruments. Level 1 includes aluminium, copper and zinc futures that are traded on the LME.
•Level 2 is based on inputs other than quoted prices included within Level 1 that are observable for the assets or liabilities, either directly (i.e. prices) or indirectly (i.e. derived from prices). Level 2 includes foreign exchange derivatives, natural gas derivatives, silver derivatives and premium derivatives. The present value of future cash flows based on the forward or on the spot exchange rates at the balance sheet date is used to value foreign exchange derivatives.
•Level 3 is based on inputs for the asset or liability that are not based on observable market data (unobservable inputs). Trade receivables are classified as a Level 3 measurement under the fair value hierarchy.

	At June 30, 2024				At December 31, 2023
(in millions of Euros)	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Other financial assets - derivatives	15	9	—	24	17	15	—	32
Other financial liabilities - derivatives	6	35	—	41	7	35	—	42
There was no material transfer of asset and liability categories into or out of Level 1, Level 2 or Level 3 during the six months ended June 30, 2024 nor the year ended December 31, 2023.